Fair Value	6 Months Ended
Sep. 30, 2022
Fair Value Disclosures [Abstract]
Fair Value

5. Fair Value

The following table present information about the Company’s assets by major category measured at fair value on a recurring basis as of September 30, 2022 and March 31, 2022, and indicates the fair value hierarchy of the valuation technique utilized by the Company to determine such fair value.

Assets measured at fair value on a recurring basis as of September 30, 2022 and March 31, 2022:

	As of September 30, 2022
	Carrying	Fair Value
	Value	Level 1	Level 2	Level 3	Total
Assets:
Securities owned, at fair value	$2,013,675	$2,013,675	$-	$-	$2,013,675
Total assets at fair value	$2,013,675	$2,013,675	$-	$-	$2,013,675

	As of March 31, 2022
	Carrying	Fair Value
	Value	Level 1	Level 2	Level 3	Total
Assets:
Securities owned, at fair value	$1,288,747	$1,288,747	$-	$-	$1,288,747
Total assets at fair value	$1,288,747	$1,288,747	$-	$-	$1,288,747

There was no transfer between any levels during the six months ended September 30, 2022 and 2021.